UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ];  Amendment Number: ______
  This Amendment (Check only one.):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Mason Hill Advisors, LLC
           ---------------------------------------------
 Address:   623 Fifth Ave., 27th Floor
           ---------------------------------------------
            New York, New York 10022
           ---------------------------------------------

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    Brian J. Tsai
         --------------------------------------
 Title:   Chief Compliance Officer
         --------------------------------------
 Phone:   (212) 832-1290
         --------------------------------------

Signature, Place, and Date of Signing:

 /s/ Brian J. Tsai     New York, New York     July 30, 2010
-------------------   --------------------   ---------------
    [Signature]          [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









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
                             FORM 13F SUMMARY PAGE



Report Summary:


 Number of Other Included Managers:        0
                                          ---------------------------

 Form 13F Information Table Entry Total:   10
                                          ---------------------------

 Form 13F Information Table Value Total:   $ 133,107,600.00
                                          ---------------------------



List of Other Included Managers:


NONE.








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
                           FORM 13F INFORMATION TABLE



        NAME OF ISSUER         TITLE OF     CUSIP        VALUE        SHRS AMT   SECURITY INVESTMENT OTHER    VOTING     VOTING
                                 CLASS                 (x $1000)                   TYPE   DISCRETION MGRS   AUTHORITY   AUTHORITY
                                                                                                              NO. OF      SOLE/
                                                                                                              SHARES     SHARED/
                                                                                                                          NONE
AMEDISYS INC CMN               COM       023436 10 8     879,600.00    20,000.00   SHRS      Sole     N/A     20,000.00   SOLE
GRAN TIERRA ENERGY             COM       38500T 10 1   8,573,000.00 1,704,600.00   SHRS      Sole     N/A  1,704,600.00   SOLE
Iamgold Corp                   COM       450913 10 8  53,836,000.00 3,051,168.00   SHRS      Sole     N/A  3,051,168.00   SOLE
MAG SILVER CORP                COM       55903Q 10 4  24,870,000.00 4,026,900.00   SHRS      Sole     N/A  4,026,900.00   SOLE
CENTRALFD CDA CL A ISIN #CA153 CLASS A   153501 10 1  13,250,000.00   879,240.00   SHRS      Sole     N/A    879,240.00   SOLE
Golden Minerals Co             COM       381119106     1,608,000.00   197,300.00   SHRS      Sole     N/A    197,300.00   SOLE
ISHARESSILVER TR ISHARES       ISHARES   46428Q 10 9   3,742,000.00   205,490.00   SHRS      Sole     N/A    205,490.00   SOLE
Itau Unibanco Multi-ADR        SPONS ADR 465562 10 6   5,696,000.00   316,255.00   SHRS      Sole     N/A    316,255.00   SOLE
Novagold Resources             COM       66987E 20 6   8,575,000.00 1,228,455.00   SHRS      Sole     N/A  1,228,455.00   SOLE
TRANSGLOBE ENERGY CORP         COM       893662 10 6  12,078,000.00 1,649,970.00   SHRS      Sole     N/A  1,649,970.00   SOLE

                                                     133,107,600.00



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